Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$955,972.44

Principal:
Principal Collections	$9,452,494.72
Prepayments in Full	$4,743,832.50
Liquidation Proceeds	$262,679.03
Recoveries	$32,074.77
Sub Total	$14,491,081.02
Collections	$15,447,053.46

Purchase Amounts:
Purchase Amounts Related to Principal	$243,343.14
Purchase Amounts Related to Interest	$1,227.55
Sub Total	$244,570.69

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,691,624.15

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$15,691,624.15
Servicing Fee	$217,208.90	$217,208.90	$0.00	$0.00	$15,474,415.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,474,415.25
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,474,415.25
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$15,474,415.25
Interest - Class A-4 Notes	$222,667.78	$222,667.78	$0.00	$0.00	$15,251,747.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,251,747.47
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$15,185,424.80
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,185,424.80
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$15,136,758.30
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,136,758.30
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$15,077,132.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,077,132.55
Regular Principal Payment	$13,412,362.00	$13,412,362.00	$0.00	$0.00	$1,664,770.55
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,664,770.55
Residuel Released to Depositor	$0.00	$1,664,770.55	$0.00	$0.00	$0.00
Total		$15,691,624.15

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$13,412,362.00
Total					$13,412,362.00
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,412,362.00	$69.86	$222,667.78	$1.16	$13,635,029.78	$71.02
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$13,412,362.00	$11.80	$397,282.70	$0.35	$13,809,644.70	$12.14

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$161,940,203.02	0.8434825	$148,527,841.02	0.7736228
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$239,960,203.02	0.2110264	$226,547,841.02	0.1992312

Pool Information
Weighted Average APR	4.556%	4.560%
Weighted Average Remaining Term	28.82	28.01
Number of Receivables Outstanding	22,404	21,600
Pool Balance	$260,650,679.39	$245,834,442.36
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$239,960,203.02	$226,547,841.02
Pool Factor	0.2138107	0.2016570

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$19,286,601.34
Targeted Overcollateralization Amount	$19,286,601.34
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$19,286,601.34

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	35

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		68	$113,887.64
(Recoveries)		103	$32,074.77
Net Losses for Current Collection Period			$81,812.87
Cumulative Net Losses Last Collection Period			$7,563,771.65
Cumulative Net Losses for all Collection Periods			$7,645,584.52

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.38%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.68%	485	$6,594,967.52
61-90 Days Delinquent	0.30%	50	$731,785.60
91-120 Days Delinquent	0.10%	15	$246,839.80
Over 120 Days Delinquent	0.47%	69	$1,163,818.92
Total Delinquent Receivables	3.55%	619	$8,737,411.84

Repossession Inventory:
Repossessed in the Current Collection Period		19	$244,577.06
Total Repossessed Inventory		24	$398,668.08

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6981%
Preceding Collection Period			0.4595%
Current Collection Period			0.3877%
Three Month Average			0.5151%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6012%
Preceding Collection Period			0.6026%
Current Collection Period			0.6204%
Three Month Average			0.6080%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer